Note 8 - Vessels, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
8.       Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2010	672,010	(76,274)	595,736
—Disposals	(213,239)	32,936	(180,303)
— Vessel held for sale	(10,414)	-	(10,414)
—Impairment	(152,250)	37,577	(114,673)
—Depreciation	0	(25,327)	(25,327)
Balance, December 31, 2011	296,107	(31,088)	265,019
—Reclassified from vessel held for sale	10,414	-	10,414
—Depreciation	-	(11,458)	(11,458)
—Impairment	(104,029)	42,546	(61,483)
— Vessel held for sale	(25,200)		(25,200)
Balance, December 31, 2012	177,292	0	177,292

During 2010, vessel oversupply and market disruptions decreased charter rates and vessel values. These are conditions that the Company considered to be indicators of potential impairment. The Company performed the undiscounted cash flow test as of December 31, 2010 and determined that the carrying amounts of its vessels held for use were recoverable.

In September 2010, the Company entered into an agreement to sell the vessel M/T Dauntless to an unrelated third party for a consideration of $20.1 million. The vessel was delivered to its new owners on November 5, 2010. A gain from the sale of $5,101 was recognized upon vessel's delivery.

In June 2011 the Company tested the M/V Evian for impairment and assigned a high probability to sell the M/V Evian upon the expiration of its charter. This assumption significantly reduced the probability weighted undiscounted expected cash flows, which were determined to be lower than the vessel's carrying value. Consequently the Company wrote the vessel down to fair value less costs to sell and recognized an impairment charge of $32,076. In December 2011 the Company classified the M/V Evian as held for sale (see note 21) and wrote the vessel down to fair value less costs to sell, resulting in an additional impairment charge of $13,034.

In July 2011, the Company entered into an agreement to sell the vessel M/V Astrale to an unrelated third party for a consideration of $23,000. The vessel was delivered to its new owners on July 26, 2011. The Company recorded an impairment charge of $40,023 to write down the carrying amount of the vessel to fair market value less costs to sell.

In July 2011, the Company entered into an agreement to sell the vessel M/V Amalfi to an unrelated third party for a consideration of $18,000. The vessel was delivered to its new owners on August 31, 2011. The Company recorded an impairment charge of $29,541 to write down the carrying amount of the vessel to fair market value less costs to sell.

In September 2011, the Company entered into an agreement to sell the vessel M/V Cyclades to an unrelated third party for a consideration of $20,510. The vessel was delivered to its new owners on November 1, 2011. A loss from the sale of $39,960 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of comprehensive income/ (loss).

In November 2011, the Company entered into an agreement to sell the vessel M/T Ioannis P. to an unrelated third party for a consideration of $23,500. The vessel was delivered to its new owners on November 21, 2011. A gain from the sale of $2,642 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of comprehensive income/ (loss).

In December 2011, the Company entered into an agreement to sell the vessel M/V Pepito to an unrelated third party for a consideration of $36,617. The vessel was delivered to its new owners on December 29, 2011. A loss from the sale of $25,225 was recognized upon vessel's delivery, which is included in the Company's consolidated statement of comprehensive income/ (loss).

During 2012, vessel oversupply decreased charter rates and further decreased vessel values. These are conditions that the Company considered to be indicators of potential impairment for its vessels. In December 2012, the Company tested the M/T Miss Marilena, M/T Lichtenstein, M/T UACC Shams, M/T Britto and M/T Hongbo for impairment and assigned a medium probability to sell them. This assumption together with the deteriorating charter rates significantly reduced the probability weighted undiscounted expected cash flows, which were determined to be lower than the vessels carrying values. Consequently, the Company wrote the vessels down to their fair values and recognized an impairment charge of $46,592 (see Note 17).

In December 2012 the Company reclassified the M/V Evian as held and used resulting from its assessment that the vessel would not be sold and that it would continue to earn revenue within the following year and measured the vessel at its fair value, resulting in a write-up of $2,086 (see Note 17).

In December 2012 the Company classified the M/T UACC Sila as held for sale and wrote the vessel down to fair value less costs to sell, resulting in an impairment charge of $16,978 (see Note 4).

Vessels [Member]
Property, Plant and Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2010	672,010	(76,274)	595,736
—Disposals	(213,239)	32,936	(180,303)
— Vessel held for sale	(10,414)	-	(10,414)
—Impairment	(152,250)	37,577	(114,673)
—Depreciation	0	(25,327)	(25,327)
Balance, December 31, 2011	296,107	(31,088)	265,019
—Reclassified from vessel held for sale	10,414	-	10,414
—Depreciation	-	(11,458)	(11,458)
—Impairment	(104,029)	42,546	(61,483)
— Vessel held for sale	(25,200)		(25,200)
Balance, December 31, 2012	177,292	0	177,292